Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Summary of Common Stock Reserved for Future Issuance

Common stock reserved for future issuance consisted of the following:

	Year ended December 31,
	2018	2019
Convertible preferred stock	13,789,770	19,278,606
Common stock options granted and outstanding	1,854,886	2,683,441
Common stock reserved for future option grants	271,490	203,696

Total common stock reserved for future issuance	15,916,146	22,165,743